Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000099770
Shareholder Report [Line Items]
Fund Name		DWS Communications Fund
Class Name		Class A
Trading Symbol		COMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.40%

Gross expense ratio as of the latest prospectus: 1.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 34.87% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	MSCI World Communication Services Index
'14	$9,425	$10,000	$10,000
'15	$9,409	$9,819	$10,128
'15	$9,981	$10,394	$10,585
'15	$9,540	$10,231	$10,172
'15	$9,959	$10,471	$10,740
'15	$9,955	$10,507	$10,581
'15	$9,781	$10,263	$10,517
'15	$9,991	$10,447	$10,731
'15	$9,477	$9,756	$10,280
'15	$9,022	$9,396	$9,643
'15	$9,908	$10,141	$10,430
'15	$9,730	$10,090	$10,287
'15	$9,610	$9,913	$10,253
'16	$9,598	$9,320	$10,287
'16	$9,610	$9,250	$10,406
'16	$10,076	$9,878	$10,956
'16	$10,080	$10,035	$10,942
'16	$10,168	$10,091	$10,974
'16	$10,409	$9,978	$11,285
'16	$10,570	$10,399	$11,388
'16	$10,675	$10,408	$11,047
'16	$10,719	$10,463	$11,004
'16	$10,361	$10,261	$10,503
'16	$10,092	$10,408	$10,225
'16	$10,560	$10,657	$10,833
'17	$10,711	$10,915	$10,895
'17	$10,790	$11,217	$10,891
'17	$10,874	$11,337	$10,951
'17	$10,865	$11,505	$10,800
'17	$11,246	$11,748	$11,194
'17	$10,890	$11,793	$10,858
'17	$11,363	$12,076	$11,362
'17	$11,296	$12,093	$11,163
'17	$11,275	$12,364	$11,269
'17	$11,053	$12,598	$10,923
'17	$11,363	$12,871	$11,326
'17	$11,439	$13,045	$11,463
'18	$11,664	$13,733	$11,625
'18	$11,070	$13,165	$10,950
'18	$10,977	$12,878	$10,793
'18	$11,194	$13,026	$11,013
'18	$10,692	$13,107	$10,416
'18	$10,841	$13,101	$10,480
'18	$11,186	$13,510	$10,837
'18	$11,207	$13,677	$10,831
'18	$11,416	$13,753	$11,064
'18	$10,781	$12,744	$10,666
'18	$11,015	$12,888	$11,089
'18	$10,224	$11,908	$10,315
'19	$11,173	$12,835	$11,196
'19	$11,383	$13,221	$11,290
'19	$11,583	$13,394	$11,504
'19	$12,182	$13,869	$12,138
'19	$11,553	$13,069	$11,557
'19	$11,957	$13,930	$12,014
'19	$12,322	$13,999	$12,340
'19	$12,082	$13,713	$12,158
'19	$12,007	$14,005	$12,177
'19	$12,287	$14,361	$12,515
'19	$12,677	$14,761	$12,887
'19	$12,889	$15,203	$13,140
'20	$12,954	$15,111	$13,163
'20	$12,294	$13,834	$12,311
'20	$10,905	$12,003	$10,845
'20	$12,259	$13,314	$12,160
'20	$13,034	$13,957	$12,820
'20	$13,244	$14,326	$12,908
'20	$14,004	$15,012	$13,709
'20	$14,958	$16,015	$14,775
'20	$14,118	$15,462	$13,980
'20	$14,348	$14,988	$14,133
'20	$15,663	$16,904	$15,583
'20	$16,232	$17,621	$16,159
'21	$16,038	$17,446	$15,980
'21	$17,017	$17,893	$16,961
'21	$17,132	$18,488	$17,263
'21	$18,297	$19,349	$18,453
'21	$18,257	$19,627	$18,418
'21	$18,746	$19,920	$18,853
'21	$19,051	$20,277	$19,218
'21	$19,836	$20,782	$19,970
'21	$18,661	$19,919	$18,801
'21	$18,911	$21,047	$19,045
'21	$17,632	$20,586	$18,129
'21	$17,913	$21,465	$18,479
'22	$16,434	$20,330	$17,357
'22	$15,479	$19,816	$16,420
'22	$15,452	$20,359	$16,543
'22	$13,174	$18,668	$14,252
'22	$13,228	$18,682	$14,430
'22	$12,208	$17,064	$13,334
'22	$12,602	$18,419	$13,757
'22	$12,154	$17,649	$13,159
'22	$10,778	$16,008	$11,605
'22	$10,837	$17,158	$11,734
'22	$11,507	$18,351	$12,448
'22	$10,798	$17,571	$11,655
'23	$12,255	$18,815	$13,175
'23	$11,845	$18,362	$12,624
'23	$12,649	$18,930	$13,759
'23	$13,000	$19,262	$14,188
'23	$13,373	$19,069	$14,688
'23	$13,837	$20,222	$15,085
'23	$14,474	$20,902	$16,029
'23	$14,134	$20,403	$15,786
'23	$13,686	$19,522	$15,312
'23	$13,524	$18,956	$14,997
'23	$14,555	$20,733	$16,194
'23	$15,219	$21,751	$16,964
'24	$15,748	$22,012	$17,685
'24	$16,596	$22,945	$18,492
'24	$17,006	$23,683	$19,157
'24	$16,374	$22,803	$18,690
'24	$17,325	$23,821	$19,882
'24	$18,059	$24,306	$20,701
'24	$17,551	$24,734	$20,057
'24	$18,210	$25,388	$20,416
'24	$19,068	$25,853	$21,284
'24	$19,301	$25,340	$21,570
'24	$20,596	$26,503	$22,209
'24	$20,526	$25,812	$22,705

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	34.87%	9.75%	8.09%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	27.12%	8.46%	7.46%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Communication Services Index	33.84%	11.56%	8.55%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 112,720,329
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 822,433
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.42% to 1.32%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.32% to 1.25%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;
Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.42% to 1.32%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.32% to 1.25%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

C000237496
Shareholder Report [Line Items]
Fund Name		DWS Communications Fund
Class Name		Class S
Trading Symbol		COMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$135	1.15%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 35.26% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	MSCI World Communication Services Index
8/1/22	$10,000	$10,000	$10,000
8/31/22	$9,679	$9,582	$9,565
9/30/22	$8,585	$8,691	$8,436
10/31/22	$8,630	$9,315	$8,529
11/30/22	$9,169	$9,963	$9,048
12/31/22	$8,604	$9,540	$8,472
1/31/23	$9,769	$10,215	$9,577
2/28/23	$9,443	$9,969	$9,176
3/31/23	$10,087	$10,277	$10,001
4/30/23	$10,366	$10,458	$10,313
5/31/23	$10,667	$10,353	$10,677
6/30/23	$11,039	$10,979	$10,965
7/31/23	$11,552	$11,348	$11,652
8/31/23	$11,281	$11,077	$11,475
9/30/23	$10,926	$10,599	$11,130
10/31/23	$10,797	$10,292	$10,901
11/30/23	$11,628	$11,257	$11,771
12/31/23	$12,158	$11,809	$12,331
1/31/24	$12,584	$11,951	$12,856
2/29/24	$13,261	$12,458	$13,442
3/31/24	$13,595	$12,858	$13,925
4/30/24	$13,094	$12,380	$13,586
5/31/24	$13,854	$12,933	$14,452
6/30/24	$14,447	$13,196	$15,048
7/31/24	$14,042	$13,429	$14,580
8/31/24	$14,572	$13,784	$14,840
9/30/24	$15,261	$14,036	$15,472
10/31/24	$15,449	$13,758	$15,679
11/30/24	$16,489	$14,389	$16,144
12/31/24	$16,439	$14,014	$16,505

Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 8/1/22
Class S No Sales Charge	35.26%	22.83%
MSCI World Index	18.67%	14.98%
MSCI World Communication Services Index	33.84%	23.03%

Performance Inception Date		Aug. 01, 2022
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 112,720,329
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 822,433
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;
Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

C000099773
Shareholder Report [Line Items]
Fund Name		DWS Communications Fund
Class Name		Institutional Class
Trading Symbol		COMZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.15%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 35.25% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	MSCI World Communication Services Index
'14	$1,000,000	$1,000,000	$1,000,000
'15	$998,360	$981,880	$1,012,820
'15	$1,059,041	$1,039,407	$1,058,481
'15	$1,012,757	$1,023,137	$1,017,197
'15	$1,057,558	$1,047,132	$1,073,965
'15	$1,057,558	$1,050,739	$1,058,090
'15	$1,039,062	$1,026,307	$1,051,735
'15	$1,061,257	$1,044,729	$1,073,092
'15	$1,007,002	$975,594	$1,027,987
'15	$958,913	$939,610	$964,304
'15	$1,053,037	$1,014,069	$1,042,972
'15	$1,034,130	$1,009,023	$1,028,728
'15	$1,021,690	$991,287	$1,025,292
'16	$1,020,855	$931,984	$1,028,657
'16	$1,022,524	$925,048	$1,040,571
'16	$1,072,319	$987,821	$1,095,571
'16	$1,073,156	$1,003,452	$1,094,187
'16	$1,082,364	$1,009,088	$1,097,385
'16	$1,108,314	$997,781	$1,128,454
'16	$1,125,475	$1,039,936	$1,138,762
'16	$1,137,194	$1,040,800	$1,104,689
'16	$1,142,216	$1,046,329	$1,100,424
'16	$1,104,129	$1,026,080	$1,050,284
'16	$1,075,667	$1,040,834	$1,022,467
'16	$1,126,154	$1,065,739	$1,083,328
'17	$1,142,305	$1,091,461	$1,089,522
'17	$1,151,035	$1,121,742	$1,089,064
'17	$1,159,765	$1,133,691	$1,095,127
'17	$1,159,328	$1,150,477	$1,079,993
'17	$1,199,922	$1,174,815	$1,119,449
'17	$1,162,383	$1,179,335	$1,085,750
'17	$1,213,453	$1,207,559	$1,136,245
'17	$1,206,469	$1,209,259	$1,116,319
'17	$1,204,287	$1,236,400	$1,126,876
'17	$1,181,153	$1,259,766	$1,092,348
'17	$1,213,890	$1,287,062	$1,132,626
'17	$1,222,771	$1,304,468	$1,146,347
'18	$1,246,764	$1,373,344	$1,162,468
'18	$1,183,670	$1,316,450	$1,095,001
'18	$1,173,926	$1,287,756	$1,079,307
'18	$1,197,119	$1,302,554	$1,101,324
'18	$1,144,043	$1,310,716	$1,041,641
'18	$1,160,100	$1,310,091	$1,048,013
'18	$1,197,565	$1,351,010	$1,083,675
'18	$1,199,796	$1,367,726	$1,083,136
'18	$1,222,543	$1,375,342	$1,106,431
'18	$1,154,747	$1,274,354	$1,066,640
'18	$1,180,171	$1,288,831	$1,108,867
'18	$1,095,540	$1,190,831	$1,031,459
'19	$1,197,463	$1,283,485	$1,119,590
'19	$1,219,939	$1,322,079	$1,129,010
'19	$1,241,891	$1,339,444	$1,150,391
'19	$1,306,181	$1,386,940	$1,213,812
'19	$1,239,278	$1,306,912	$1,155,683
'19	$1,282,660	$1,393,031	$1,201,431
'19	$1,322,384	$1,399,931	$1,234,028
'19	$1,296,773	$1,371,296	$1,215,819
'19	$1,288,410	$1,400,479	$1,217,712
'19	$1,319,248	$1,436,118	$1,251,455
'19	$1,361,585	$1,476,114	$1,288,742
'19	$1,384,668	$1,520,336	$1,313,967
'20	$1,391,484	$1,511,082	$1,316,324
'20	$1,320,704	$1,383,357	$1,231,074
'20	$1,171,804	$1,200,280	$1,084,484
'20	$1,317,558	$1,331,404	$1,215,981
'20	$1,401,446	$1,395,722	$1,281,955
'20	$1,424,515	$1,432,640	$1,290,769
'20	$1,506,305	$1,501,179	$1,370,914
'20	$1,609,067	$1,601,479	$1,477,516
'20	$1,519,413	$1,546,229	$1,397,992
'20	$1,544,054	$1,498,798	$1,413,347
'20	$1,686,139	$1,690,437	$1,558,295
'20	$1,747,482	$1,762,106	$1,615,930
'21	$1,727,034	$1,744,593	$1,598,032
'21	$1,832,942	$1,789,297	$1,696,069
'21	$1,845,525	$1,848,831	$1,726,255
'21	$1,971,356	$1,934,876	$1,845,336
'21	$1,967,686	$1,962,749	$1,841,828
'21	$2,021,165	$1,992,003	$1,885,336
'21	$2,054,195	$2,027,685	$1,921,838
'21	$2,139,132	$2,078,151	$1,997,012
'21	$2,012,776	$1,991,865	$1,880,055
'21	$2,039,515	$2,104,685	$1,904,505
'21	$1,902,149	$2,058,565	$1,812,917
'21	$1,933,069	$2,146,548	$1,847,855
'22	$1,773,255	$2,032,972	$1,735,668
'22	$1,670,680	$1,981,556	$1,641,956
'22	$1,668,413	$2,035,937	$1,654,318
'22	$1,423,025	$1,866,805	$1,425,199
'22	$1,428,692	$1,868,219	$1,442,953
'22	$1,319,316	$1,706,390	$1,333,428
'22	$1,361,819	$1,841,871	$1,375,691
'22	$1,313,648	$1,764,866	$1,315,885
'22	$1,165,169	$1,600,804	$1,160,464
'22	$1,171,403	$1,715,762	$1,173,363
'22	$1,244,509	$1,835,060	$1,244,774
'22	$1,167,782	$1,757,130	$1,165,498
'23	$1,325,943	$1,881,458	$1,317,547
'23	$1,281,726	$1,836,231	$1,262,370
'23	$1,369,026	$1,892,970	$1,375,876
'23	$1,407,007	$1,926,153	$1,418,805
'23	$1,447,823	$1,906,923	$1,468,769
'23	$1,498,276	$2,022,249	$1,508,512
'23	$1,568,003	$2,090,182	$1,602,902
'23	$1,531,155	$2,040,256	$1,578,633
'23	$1,483,537	$1,952,243	$1,531,171
'23	$1,465,963	$1,895,597	$1,499,706
'23	$1,578,206	$2,073,313	$1,619,366
'23	$1,650,201	$2,175,101	$1,696,414
'24	$1,708,590	$2,201,203	$1,768,520
'24	$1,800,425	$2,294,529	$1,849,153
'24	$1,845,776	$2,368,263	$1,915,677
'24	$1,777,183	$2,280,295	$1,869,044
'24	$1,880,923	$2,382,115	$1,988,201
'24	$1,960,853	$2,430,586	$2,070,094
'24	$1,905,866	$2,473,419	$2,005,714
'24	$1,978,427	$2,538,793	$2,041,576
'24	$2,071,963	$2,585,288	$2,128,433
'24	$2,096,906	$2,534,004	$2,156,988
'24	$2,238,627	$2,650,281	$2,220,877
'24	$2,231,824	$2,581,213	$2,270,509

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	35.25%	10.02%	8.36%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Communication Services Index	33.84%	11.56%	8.55%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 112,720,329
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 822,433
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;
Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Strategies [Text Block]

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.